Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Voting rights	20.00%
Effective interest rate	10.00%
Percentage of salary rate	8.33%
Lease description	The amendments are effective for annual reporting periods beginning on or after 1 January 2023, with earlier application permitted.